FINANCIAL RISK MANAGEMENT - Capital management (Details) - Capital management	12 Months Ended
Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Dividend policy on payments, Minimum percentage of prior year Equity Free Cash Flow after licenses	50.00%
Net debt to Adjusted EBITDA target, under IAS 17	2
Net debt to Adjusted EBITDA target, under IFRS 16	2.4
Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Required net debt to adjusted EBITDA	3.5